UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JANUARY 31, 2018

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 111.3%
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,950,000		$1,940,250	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	950,000		961,875	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,200,000		1,240,500	(a)

Total Auto Components					4,142,625

Automobiles - 0.3%
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		875,135

Diversified Consumer Services - 0.4%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	156,467	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,040,000		1,040,000	(a)(d)

Total Diversified Consumer Services					1,196,467

Hotels, Restaurants & Leisure - 2.7%
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,990,000		2,009,900	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,250,000		1,261,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	590,000		604,750
Marstons Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	1,768,000	GBP	2,328,308	(c)(e)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	278,273	GBP	437,272	(c)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	500,000		518,125	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	573,000		620,559	(a)

Total Hotels, Restaurants & Leisure					7,780,639

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.750%	11/29/27	1,200,000		1,218,096	(a)

Media - 6.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		838,643
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	3,660,000		4,287,719
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		1,879,905
DISH DBS Corp., Senior Notes	5.875%	7/15/22	420,000		419,475
DISH DBS Corp., Senior Notes	5.875%	11/15/24	520,000		494,975
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000		876,563
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		2,084,490
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,210,000		1,161,600	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	3,110,000		3,075,012	(a)
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,500,000		1,592,313
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,547,772	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	1,040,000		1,000,355	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	500,000		513,125	(a)

Total Media					19,771,947

Specialty Retail - 0.3%
Hertz Corp., Senior Notes	5.875%	10/15/20	760,000		763,800

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	980,000		994,700	(a)

TOTAL CONSUMER DISCRETIONARY					36,743,409

CONSUMER STAPLES - 4.6%
Beverages - 1.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	940,000		1,040,574
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,740,000		1,974,003

Total Beverages					3,014,577

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food & Staples Retailing - 0.7%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	$1,953,557

Food Products - 0.8%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	903,240	(c)
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	740,000		696,697
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	700,000		759,513

Total Food Products					2,359,450

Tobacco - 2.0%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	600,000		587,698	(a)
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	2,058,316	(c)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,476,341
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		660,251

Total Tobacco					5,782,606

TOTAL CONSUMER STAPLES					13,110,190

ENERGY - 17.7%
Energy Equipment & Services - 0.3%
Transocean Inc., Senior Notes	7.500%	1/15/26	660,000		689,700	(a)

Oil, Gas & Consumable Fuels - 17.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	870,000		1,086,028
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		368,900
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	870,000		986,362	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	850,000		879,750
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		493,500
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		557,200
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000		1,522,500
Continental Resources Inc., Senior Notes	3.800%	6/1/24	500,000		491,875
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	502,240		516,374	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,767,150
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		3,176,250
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,342,491
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	770,000		799,779
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	720,000		721,620	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	1,570,000		1,542,525
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000		2,224,227	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,110,000		1,242,658	(c)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,430,000		1,245,887	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	770,000		794,062	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	800,000		1,002,000	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	640,000		640,000
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000		931,612
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000		155,063
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000		772,698
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000		407,113
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	400,000		444,460
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000		936,100
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	660,000		700,623

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000		$966,791	(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000		426,220	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,425,190	(c)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000		1,074,281	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000		396,000	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000		2,847,300	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000		592,702
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	3,190,000		3,389,634
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	940,000		945,125	(a)(d)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.125%	2/1/25	590,000		596,637
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	620,000		633,175
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000		1,268,405
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,250,000		2,314,687	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	190,000		195,938
Williams Cos. Inc., Debentures	7.500%	1/15/31	340,000		426,700
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	930,000		927,675
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000		556,875
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000		496,125
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		641,338
WPX Energy Inc., Senior Notes	7.500%	8/1/20	260,000		282,100
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		461,000

Total Oil, Gas & Consumable Fuels					49,612,705

TOTAL ENERGY					50,302,405

FINANCIALS - 34.1%
Banks - 22.4%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,676,722	(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,589,053	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000		190,400	(e)(f)
Bank of America Corp., Senior Notes	7.750%	4/30/18	800,000	GBP	1,155,439	(c)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000		518,065
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000		4,741,729
Barclays PLC, Junior Subordinated Bonds (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	240,000		250,352	(e)(f)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	480,000		492,655
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,620,000		1,863,000	(a)(e)(f)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		115,225
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		387,575
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,806,386
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	500,000		522,025
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,000,000		1,018,072
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,611,632
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	1,997,000		2,211,677	(a)(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	500,000		$530,106
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	2,530,000		2,751,375	(a)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (7.875% to 10/26/19 then 3 mo. Euribor + 6.424%)	7.875%	10/26/19	400,000	EUR	562,802	(c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	560,000		671,797	(a)(e)(f)
Credit Agricole SA, Subordinated Bonds (8.125% to 9/19/18 then USD 5 year Swap Rate + 6.283%)	8.125%	9/19/33	900,000		929,721	(a)(e)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	530,000		544,626	(a)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000		2,222,662	(e)(f)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	850,000		852,125	(a)(d)
ING Bank NV, Subordinated Notes (6.875% to 5/29/18 then 3 mo. GBP LIBOR + 2.550%)	6.875%	5/29/23	2,850,000	GBP	4,122,218	(c)(e)
Intesa Sanpaolo SpA, Junior Subordinated Notes (8.375% to 10/14/19 then 3 mo. Euribor + 6.871%)	8.375%	10/14/19	450,000	EUR	629,828	(c)(e)(f)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000		888,038	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	600,000		631,760	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	5,370,000		5,719,050	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	250,000		267,031	(e)(f)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	680,000		681,929
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	550,000		570,150
National Australia Bank Ltd., Subordinated Notes (6.750% to 6/26/18 then 3 mo. Euribor + 2.850%)	6.750%	6/26/23	2,750,000	EUR	3,507,567	(c)(e)
National Capital Trust I, Junior Subordinated Bonds (5.620% to 12/17/18 then 5 year UK Gilt + 1.930%)	5.620%	12/17/18	266,000	GBP	390,571	(c)(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	510,000		570,563	(e)(f)
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	650,000	GBP	1,061,914	(c)(e)(f)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,183,467	(a)
Societe Generale SA, Junior Subordinated Notes (9.375% to 9/4/19 then 3 mo. Euribor + 8.901%)	9.375%	9/4/19	1,550,000	EUR	2,200,458	(c)(e)(f)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,436,358	(c)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	2,830,000		2,935,559	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/16/18	3,660,000		3,681,960	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		3,080,962	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		119,785	(e)(f)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	700,000		758,450

Total Banks					63,652,839

Capital Markets - 2.6%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		525,516
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	500,000		493,400
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,848,565
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	963,089
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,480,000		1,692,137

Total Capital Markets					7,522,707

Consumer Finance - 0.6%
FirstCash Inc., Senior Notes	5.375%	6/1/24	670,000		705,175	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	930,000		1,007,609

Total Consumer Finance					1,712,784

Diversified Financial Services - 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	430,000		442,851
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	380,000		398,020

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,250,000	GBP	$2,241,925	(c)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	4,085,000		4,064,575	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	3,000,000		2,950,652
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,260,000		1,316,597
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		363,319
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	580,000	GBP	869,214	(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000		248,950	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,470,000		2,451,475	(a)

Total Diversified Financial Services					15,347,578

Insurance - 3.1%
AXA SA, Junior Subordinated Notes (6.463% to 12/14/18 then 3 mo. USD LIBOR + 1.449%)	6.463%	12/14/18	2,000,000		2,030,000	(a)(e)(f)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,464,674	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,614,158	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	370,000	GBP	528,707	(c)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		396,937	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,475,510	(c)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,411,553

Total Insurance					8,921,539

TOTAL FINANCIALS					97,157,447

HEALTH CARE - 5.1%
Biotechnology - 0.5%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	960,000		970,371
Celgene Corp., Senior Notes	5.000%	8/15/45	510,000		565,240

Total Biotechnology					1,535,611

Health Care Providers & Services - 3.0%
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		494,702
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		394,050
Centene Corp., Senior Notes	4.750%	1/15/25	1,550,000		1,579,062
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	945,000		887,709
DaVita Inc., Senior Notes	5.125%	7/15/24	420,000		423,950
DaVita Inc., Senior Notes	5.000%	5/1/25	1,780,000		1,777,775
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	1,000,000		998,750
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		492,913
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,352,033

Total Health Care Providers & Services					8,400,944

Pharmaceuticals - 1.6%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	700,000		703,897
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	290,000		303,972
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	218,000		230,941
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	1,000,000		1,007,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	250,000		248,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	800,000		795,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	210,000		190,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	980,000		880,971	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	150,000		159,891	(a)

Total Pharmaceuticals					4,520,547

TOTAL HEALTH CARE					14,457,102

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.3%
Hexcel Corp., Senior Notes	3.950%	2/15/27	800,000		$800,207

Airlines - 0.5%
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,369,740	(c)

Building Products - 1.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,398,425	(a)
Jeld-Wen Inc., Senior Notes	4.625%	12/15/25	510,000		511,275	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	550,000		573,375	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,960,000		1,955,100	(a)

Total Building Products					4,438,175

Commercial Services & Supplies - 1.5%
Brink’s Co., Senior Notes	4.625%	10/15/27	1,190,000		1,160,250	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	680,000		719,100	(a)
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,568,007
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	700,000		715,750	(a)(d)

Total Commercial Services & Supplies					4,163,107

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	720,000		766,800	(a)

Machinery - 0.6%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,450,000		1,468,125	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	390,000		389,025	(a)

Total Machinery					1,857,150

Road & Rail - 1.0%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,326,437	(c)
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,617,000		1,608,915	(a)

Total Road & Rail					2,935,352

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	960,000		951,600	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	850,000		845,750	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	900,000		900,000	(a)

Total Trading Companies & Distributors					2,697,350

Transportation - 0.3%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	750,000		757,687	(a)

TOTAL INDUSTRIALS					19,785,568

INFORMATION TECHNOLOGY - 3.7%
Internet Software & Services - 0.6%
Match Group Inc., Senior Notes	5.000%	12/15/27	1,540,000		1,547,700	(a)

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	1,850,000		1,803,729	(a)

Software - 0.8%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	820,000		871,250	(a)
Microsoft Corp., Senior Notes	2.875%	2/6/24	1,330,000		1,322,484

Total Software					2,193,734

Technology Hardware, Storage & Peripherals - 1.7%
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,112,239
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	2,330,000		2,316,136

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	520,000		$512,474

Total Technology Hardware, Storage & Peripherals					4,940,849

TOTAL INFORMATION TECHNOLOGY					10,486,012

MATERIALS - 9.3%
Chemicals - 1.0%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000		829,225	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		859,952	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	700,000		738,500
Valvoline Inc., Senior Notes	4.375%	8/15/25	280,000		279,300

Total Chemicals					2,706,977

Construction Materials - 0.3%
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	870,403	(c)

Containers & Packaging - 1.1%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	800,000		830,000	(a)(b)
Berry Global Inc., Secured Notes	4.500%	2/15/26	710,000		709,787	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	540,000		588,600	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,046,387	(a)

Total Containers & Packaging					3,174,774

Metals & Mining - 6.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000		416,575	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000		1,013,285	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	470,000		476,661	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	250,000		256,469	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	850,000		897,808	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	200,000		208,634	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	750,000		971,250
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,500,000		1,750,500	(a)(e)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	460,000		494,523	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	650,000		650,130
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,790,000		1,973,475
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	700,000		721,000
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	370,000		408,850	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		2,104,325
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000		656,125	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000		698,250
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000		2,928,640
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		428,825
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		951,337

Total Metals & Mining					18,006,662

Paper & Forest Products - 0.6%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,300,297
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000		279,110

Total Paper & Forest Products					1,579,407

TOTAL MATERIALS					26,338,223

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000		470,492
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	200,000		207,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,720,000		1,707,444
Sabra Health Care LP, Senior Notes	5.125%	8/15/26	310,000		307,845

TOTAL REAL ESTATE					2,692,781

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 6.7%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	590,000		$616,550	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		679,177	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,681,250
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,620,000		4,897,200	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000		2,109,660
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,686,753
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,800,000		3,076,019
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	560,000		511,734	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	2,200,000		1,891,340

Total Diversified Telecommunication Services					19,149,683

Wireless Telecommunication Services - 4.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		809,345
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000		815,100	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000		1,364,113	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		106,650
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000		1,215,210
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000		3,620,295
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,731,250		3,754,570	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000		1,167,618	(c)

Total Wireless Telecommunication Services					12,852,901

TOTAL TELECOMMUNICATION SERVICES					32,002,584

UTILITIES - 4.8%
Electric Utilities - 2.2%
Enel SpA, Junior Subordinated Bonds (7.750% to 9/10/20 then GBP 5 year Swap Rate + 5.662%)	7.750%	9/10/75	1,740,000	GBP	2,853,521	(c)(e)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,601,698
Pampa Energia SA, Senior Notes	7.500%	1/24/27	840,000		919,800	(a)

Total Electric Utilities					6,375,019

Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	490,000		482,650

Independent Power and Renewable Electricity Producers - 0.7%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,948,589		1,972,946

Multi-Utilities - 1.7%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,020,984	(c)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,297,725	(a)
Veolia Environnement SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,615,671

Total Multi-Utilities					4,934,380

TOTAL UTILITIES					13,764,995

TOTAL CORPORATE BONDS & NOTES (Cost - $299,866,720)					316,840,716

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.8%
Asset Backed Funding Certificates, 2003-WMC1 M1 (1 mo. USD LIBOR + 0.975%)	2.304%	6/25/33	997,277	$969,997	(e)
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%)	2.199%	3/25/35	419,843	423,808	(e)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.318%	4/25/31	1,116,940	753,264	(e)
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	24,149	24,734	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,292,702)				2,171,803

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 0.3%
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	193,315	203,816	(a)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.479%	1/19/35	133,107	132,312	(e)
JPMorgan Mortgage Trust, 2005-A5 1A2 (12 mo. USD LIBOR + 2.020%)	3.580%	8/25/35	522,161	521,629	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1 (12 mo. USD LIBOR + 1.550%)	3.020%	9/25/36	42,532	38,627	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $805,554)				896,384

CONVERTIBLE BONDS & NOTES - 0.7%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
DISH Network Corp., Senior Bonds	3.375%	8/15/26	450,000	478,961
DISH Network Corp., Senior Notes	2.375%	3/15/24	630,000	591,082	(a)

TOTAL CONSUMER DISCRETIONARY				1,070,043

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Nutanix Inc., Senior Notes	0.000%	1/15/23	370,000	361,783	(a)
Twitter Inc., Senior Bonds	1.000%	9/15/21	670,000	633,060

Total Internet Software & Services				994,843

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., Senior Notes	1.500%	2/1/24	60,000	61,389	(a)(d)

TOTAL INFORMATION TECHNOLOGY				1,056,232

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,155,714)				2,126,275

SENIOR LOANS - 7.5%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.820%	4/6/24	1,257,434	1,263,917	(e)(h)(i)

Diversified Consumer Services - 0.4%
Weight Watchers International Inc., 2017 Term Loan B	6.320 - 6.450%	11/29/24	1,150,000	1,167,730	(e)(h)(i)

Media - 0.9%
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.580%	4/30/25	2,417,468	2,435,222	(e)(h)(i)(j)

Specialty Retail - 1.6%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.570%	3/11/22	3,890,426	3,182,855	(e)(h)(i)(j)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.500%)	4.125%	7/5/24	1,486,275	1,496,493	(e)(h)(i)(k)

Total Specialty Retail				4,679,348

TOTAL CONSUMER DISCRETIONARY				9,546,217

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.954%	8/23/21	450,000	482,625	(e)(h)(i)(k)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
DaVita HealthCare Partners Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.323%	6/24/21	746,134		$756,580	(e)(h)(i)

INDUSTRIALS - 1.6%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.811%	4/3/22	997,494		997,226	(e)(h)(i)

Airlines - 0.5%
United Airlines Inc., 2017 Repriced Term Loan (3 mo. LIBOR + 2.000%)	3.772%	4/1/24	1,496,231		1,506,144	(e)(h)(i)

Trading Companies & Distributors - 0.7%
Delos Finance SARL, 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.693%	10/6/23	2,000,000		2,019,062	(e)(h)(i)

TOTAL INDUSTRIALS					4,522,432

INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
Dell Inc., 2017 Term Loan A2 (1 mo. LIBOR + 1.750%)	3.330%	9/7/21	2,437,099		2,441,922	(e)(h)(i)

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.323%	2/5/23	1,000,000		1,008,472	(e)(h)(i)

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.317%	1/31/25	1,380,000		1,361,888	(e)(h)(i)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.809%	9/30/25	1,260,000		1,265,400	(e)(h)(i)

TOTAL TELECOMMUNICATION SERVICES					2,627,288

TOTAL SENIOR LOANS (Cost - $21,778,482)					21,385,536

SOVEREIGN BONDS - 7.1%
Argentina - 0.8%
Republic of Argentina, Bonds	21.200%	9/19/18	40,000	ARS	2,198
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	28.197%	6/21/20	13,290,000	ARS	742,751	(e)
Republic of Argentina, Bonds	18.200%	10/3/21	490,000	ARS	26,212
Republic of Argentina, Senior Bonds (Argentina BADLAR Private Deposit Rate + 2.500%)	24.226%	3/11/19	9,900,000	ARS	515,960	(e)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	360,000		384,615
Republic of Argentina, Senior Bonds	7.500%	4/22/26	340,000		374,170
Republic of Argentina, Senior Bonds	7.625%	4/22/46	200,000		211,700

Total Argentina					2,257,606

Brazil - 0.5%
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,400,000	BRL	774,870
Federative Republic of Brazil, Notes	10.000%	1/1/27	2,000,000	BRL	644,677

Total Brazil					1,419,547

Indonesia - 0.4%
Republic of Indonesia, Senior Notes	2.950%	1/11/23	1,210,000		1,199,713

Mexico - 0.5%
United Mexican States, Senior Notes	4.750%	3/8/44	1,460,000		1,462,190

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.7%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	$437,645
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,500,000		1,608,750

Total Peru					2,046,395

Poland - 2.1%
Republic of Poland, Bonds	4.000%	10/25/23	19,170,000	PLN	6,061,752

Russia - 1.1%
Russian Federal Bond, Bonds	7.050%	1/19/28	108,138,000	RUB	1,916,194
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,000,000		1,069,360	(a)

Total Russia					2,985,554

United Arab Emirates - 0.5%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,329,757	(c)

United Kingdom - 0.5%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,508,402	(c)

TOTAL SOVEREIGN BONDS (Cost - $19,810,140)					20,270,916

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.7%
U.S. Government Obligations - 2.7%
U.S. Treasury Notes	1.750%	11/30/21	1,000,000		975,527
U.S. Treasury Notes	1.875%	1/31/22	2,500,000		2,446,094
U.S. Treasury Notes	2.000%	10/31/22	1,250,000		1,221,289
U.S. Treasury Notes	2.000%	2/15/23	1,500,000		1,462,383
U.S. Treasury Notes	2.000%	6/30/24	1,500,000		1,443,516

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,584,617)					7,548,809

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		37,454		1,001,894	(e)

Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.137%		3,050		82,503	(e)

TOTAL PREFERRED STOCKS (Cost - $1,017,989)					1,084,397

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $355,311,918)					372,324,836

SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,896,649)	1.285%		1,896,649		1,896,649

TOTAL INVESTMENTS - 131.5% (Cost - $357,208,567)					374,221,485
Liabilities in Excess of Other Assets - (31.5)%					(89,538,300)

TOTAL NET ASSETS - 100.0%					$284,683,185

‡	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of January 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued using significant unobservable inputs (See Note 1).

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,675,000	USD	5,716,520	Barclays Bank PLC	4/19/18	$117,383
GBP	100,000	USD	139,000	Barclays Bank PLC	4/19/18	3,412
USD	21,163,053	GBP	15,403,802	Barclays Bank PLC	4/19/18	(773,769)

Total						$(652,974)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$316,840,716	—	$316,840,716
Asset-Backed Securities	—	2,171,803	—	2,171,803
Collateralized Mortgage Obligations	—	896,384	—	896,384
Convertible Bonds & Notes	—	2,126,275	—	2,126,275
Senior Loans:
Consumer Discretionary	—	8,049,724	$1,496,493	9,546,217
Energy	—	—	482,625	482,625
Other Senior Loans	—	11,356,694	—	11,356,694
Sovereign Bonds	—	20,270,916	—	20,270,916
U.S. Government & Agency Obligations	—	7,548,809	—	7,548,809
Preferred Stocks	$1,084,397	—	—	1,084,397

Total Long-Term Investments	1,084,397	369,261,321	1,979,118	372,324,836

Short-Term Investments†	1,896,649	—	—	1,896,649

Total Investments	2,981,046	369,261,321	1,979,118	374,221,485

Other Financial Instruments:
Forward Foreign Currency Contracts	—	120,795	—	120,795

Total	$2,981,046	$369,382,116	$1,979,118	$374,342,280

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$773,769	—	$773,769

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2018